Retirement Benefit Schemes - Summary of Sensitivity Analysis (Details) £ in Millions	Dec. 31, 2025 GBP (£)
Life expectancy | 1 Year Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ 109
Life expectancy | 1 Year Decrease
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year decrease	£ (110)
Rate of inflation
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Rate of inflation | 1 Year Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ 75
Rate of inflation | 1 Year Decrease
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year decrease	£ (72)
Discount rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Discount rate | 1 Year Increase
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ (252)
Discount rate | 1 Year Decrease
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year decrease	£ 274